Investments in Entities and its Valuations (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017
Summary of Investment Holdings [Line Items]
Total, net	$ 75,105	$ 72,563
JiaXing YiTou ShangMa Investments Limited Partnership Company [Member]
Summary of Investment Holdings [Line Items]
Total, net	$ 75,105	$ 72,563